Consolidated Statements of Operations - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Revenues
Product sales		$ 7,551,000	$ 7,017,000
Total revenue		7,551,000	7,017,000
Expenses
Cost of sales		2,056,000	1,921,000
Research and development		2,707,000	5,386,000
Selling and marketing		2,637,000	2,785,000
General and administrative		4,715,000	5,605,000
Total expenses		12,115,000	15,697,000
Loss from operating activities		(4,564,000)	(8,680,000)
Other income (expense)
Change in fair value of warrant liability		1,980,000	2,405,000
Fair value of warrant liability in excess of proceeds			(1,780,000)
Financing transaction costs			(997,000)
Warrant exchange inducement expense			(3,445,000)
Interest expense		(11,000)	(2,000)
Sublease income		1,000	30,000
Miscellaneous expense		(41,000)	(9,000)
Total other income (expense), net		1,929,000	(3,798,000)
Loss before income taxes		(2,635,000)	(12,478,000)
Provision for income taxes		0	0
Net loss		(2,635,000)	(12,478,000)
Net loss applicable to common stockholders		$ (2,635,000)	$ (12,478,000)
Net loss per common share-basic	[1]	$ (1.33)	$ (9.71)
Net loss per common share-diluted	[1]	$ (2.26)	$ (10.34)
Weighted average shares-basic	[1]	1,984	1,285
Weighted average shares-diluted	[1]	2,038	1,207

[1]	See Note 1, “Reverse Stock Split”